Trade Receivables - Trade receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 46,141	$ 26,807
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	46,770	26,923
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Provision for impairment of receivables	$ (629)	$ (116)	$ 0